Financial Risks - Summary of Sensitivity Analysis of Fair Value Measurement To Changes in Unobservable Inputs, Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [line items]
Impact on income before income taxes	¥ (64,533)	¥ (40,536)
Impact on other comprehensive income, before tax effect	¥ (243,630)	¥ (238,986)